Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Unpaid claims and unearned premiums	$ 5,007	$ 3,144	$ 3,004
Loss carry-forwards	15,347	16,128	15,558
Bad debts	332	164	1,297
Other	1,014	907	1,338
Deferred Tax Assets, Valuation Allowance	(10,153)	(11,242)	(12,361)
Total deferred tax assets, net of allowance	11,547	9,101	8,836
Deferred tax liabilities:
Investment securities	584	910	740
Deferred policy acquisition costs	2,278	1,280	1,027
Other	74	306	294
Total gross deferred tax liabilities	2,936	2,496	2,061
Deferred tax asset, net	$ 8,611	$ 6,605	$ 6,775